PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of movement in provisions
The following table summarizes the movement in provisions for the years ended December 31:

	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Other provisions	Total

As of January 1, 2024	65	40	9	11	125

Arising during the year	9	8	—	8	25
Utilized	(15)	(1)	—	(3)	(19)
Unused amounts reversed	(5)	(1)	—	(5)	(11)
Discount rate adjustment and imputed interest	—	3	—	—	3
Translation adjustments and other	2	(3)	—	(1)	(2)

As of December 31, 2024	56	46	9	10	121
Non-current	—	46	—	2	48
Current	56	—	9	8	73

As of January 1, 2025	56	46	9	10	121

Arising during the year	4	10	183	3	200
Unused amounts reversed	—	(1)	—	(5)	(6)
Divestment and reclassification as held for sale	—	(10)	—	(1)	(11)
Discount rate adjustment and imputed interest	—	(2)	—	—	(2)
Translation adjustments and other	1	—	(1)	2	2

As of December 31, 2025	61	43	191	9	304
Non-current	—	43	—	—	43
Current	61	—	191	9	261